Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share capital	Other reserves	Fair value adjustments on equity investments	Actuarial (losses)/gains from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]
Beginning balance at Dec. 31, 2021		$ 19,256	$ 20	$ 19,356	$ (32)	$ (74)	$ (14)	$ (120)
Net income		335		335
Other comprehensive income/(loss)		104			(1)	141	(36)	104
Total comprehensive income		439		335	(1)	141	(36)	104
Dividends		(102)		(102)
Equity-based compensation		68		68
Other movements	[2]	16		16
Total other movements		(18)		(18)
Ending balance at Dec. 31, 2022		19,677	20	19,673	(33)	67	(50)	(16)
Net income		974		974
Other comprehensive income/(loss)		(10)			(5)	(30)	25	(10)
Total comprehensive income		964		974	(5)	(30)	25	(10)
Dividends		(117)		(117)
Equity-based compensation		86		86
Other movements	[2]	14		8	6			6
Total other movements		(17)		(23)	6			6
Ending balance at Dec. 31, 2023		20,624	20	20,624	(32)	37	(25)	(20)
Net income		1,018		1,018
Other comprehensive income/(loss)		(66)			36	14	(116)	(66)
Total comprehensive income		952		1,018	36	14	(116)	(66)
Dividends		(131)		(131)
Equity-based compensation		110		110
Other movements	[2]	(2)		67	(69)			(69)
Total other movements		(23)		46	(69)			(69)
Ending balance at Dec. 31, 2024		$ 21,553	$ 20	$ 21,688	$ (65)	$ 51	$ (141)	$ (155)

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting (see Note 2). The year ended December 31, 2024 also includes reclassifications to Other reserves related to the transfer of an equity investment to an investment in associated company and the settlement of an equity investment. The year ended December 31, 2023 also includes a reclassification to Other reserves related to the sale of an equity investment.